Related parties (Details) ₩ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)
IfrsStatementLineItems [Line Items]
Payables | $					$ 31,751			$ 30,371
Receivables | $					52,918			50,618
Payables | $		$ 7,725			7,725
CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables			₩ 4,269,591			₩ 324,855			₩ 39,769
Receivables			561,944			442,894			214,245
CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables | $		31,751
Receivables | $
Total for all related parties [member] | Eun Jong Choi [Member]
IfrsStatementLineItems [Line Items]
Payables | $
Receivables | $		54,058			52,918			50,618
Total for all related parties [member] | Eun Jong Choi [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables			5,235	[1]		24,855	[1]			[2]
Receivables			179,229	[1]		176,035	[1],[2]		169,595	[2]
Payables	[2]					24,855
Total for all related parties [member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables | $					32,435			31,751
Receivables | $
Total for all related parties [member] | CubeBio Holdings., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables | $		32,435
Receivables | $		$ 54,058
Total for all related parties [member] | CubeBio Holdings., Ltd. [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables
Receivables			55,859			45,564			44,650
Total for all related parties [member] | Dongsung D&C [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables			1,280,000
Receivables			326,856			221,295
Total for all related parties [member] | Noh Bin Park [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables									16,738
Receivables
Total for all related parties [member] | Ho Sung Han [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables									12,553
Receivables
Total for all related parties [member] | Jung Gon Kim [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables			1,900,000			300,000
Receivables
Total for all related parties [member] | Gyung Ha Yu [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables									10,478
Receivables
Total for all related parties [member] | Well core [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables			1,011,973
Receivables
Total for all related parties [member] | Yun Woo Choo [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables			72,383
Receivables	[1]
CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Payables | $								$ 30,371

[1]	The Company provided a loan to Eun Jong Choi, a director of the Company, who resigned as CEO on January 30, 2026. As of June 30, 2026, compensation payable to the director was recorded as other payable and remained unpaid. Pursuant to a mutual agreement between the Company and the director, the unpaid compensation is expected to be applied against the outstanding loan receivable from the director. As the offsetting has not been executed as of June 30, 2026, the loan receivable and other payable are presented on a gross basis.
[2]	The Company provided a loan to Eun Jong Choi, the CEO of the Company, who resigned as CEO on January 30, 2026. As of December 31, 2025, compensation payable to the CEO was recorded as other payable and remained unpaid. Pursuant to a mutual agreement between the Company and the CEO, the unpaid compensation is expected to be applied against the outstanding loan receivable from the CEO.